SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2018
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS
 SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Debt Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Debt Issuers.
On September 10, 2018, the Debt Issuers issued C$500 million of medium-term notes under the Indenture maturing September 11, 2028 in the Canadian bond market with a coupon of 4.2%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.7%.
On April 17, 2017, the Debt Issuers issued C$400 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.0%.
On February 22, 2017, the Debt Issuers issued C$300 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.1%.
As they matured, the Debt Issuers repaid C$400 million of medium-term notes on October 10, 2017 and C$125 million of medium term notes on October 30, 2018.
These notes are fully and unconditionally guaranteed by our partnership and its subsidiaries, the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited (collectively, the “Guarantors”).
The Guarantors will also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Debt Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.
A base shelf prospectus of BIP Investment Corporation (“BIPIC”) dated as of November 23, 2018 provides for the issuance of one or more series of senior preferred shares of BIPIC. The Guarantors will fully and unconditionally guarantee the payment obligations of BIPIC in respect of any senior preferred shares issued by BIPIC under the prospectus.
Each of the Fincos and BIPIC are subsidiaries of our partnership. In the tables below, information relating to the Fincos has been combined. The Fincos have not guaranteed the obligations of BIPIC, nor has BIPIC guaranteed the obligations of the Fincos.
Subsequent to year end, on February 5, 2019, BIPIC issued 4 million Series 1 Senior Preferred Shares at C$25 per unit with a quarterly fixed dividend at a rate of 5.85% annually for the initial period ending March 31, 2024. In total, C$100 million or $75 million of gross proceeds were raised, $2 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.
The following tables set forth consolidated summary financial information for our partnership, the Fincos and BIPIC:

For the year ended December 31, 2018 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	Subsidiaries of our partnership other than the Fincos and BIPIC(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$4,652	$4,652
Net income attributable to partnership(1)	192	—	—	410	(192)	410
For the year ended December 31, 2017
Revenues	$—	$—	$—	$—	$3,535	$3,535
Net income attributable to partnership(1)	11	—	—	125	(11)	125
For the year ended December 31, 2016
Revenues	$—	$—	$—	$—	$2,115	$2,115
Net income attributable to partnership(1)	285	—	—	487	(285)	487
As at December 31, 2018
Current assets	$—	$—	$—	$—	$2,276	$2,276
Non-current assets	5,449	—	568	8,281	20,006	34,304
Current liabilities	—	—	—	—	2,417	2,417
Non-current liabilities	—	1,483	—	—	18,012	19,495
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	—	1,823	1,823
Non-controlling interests—Exchange LP Units	—	—	—	—	71	71
Non-controlling interests—in operating subsidiaries	—	—	—	—	7,303	7,303
Preferred unitholders	—	—	—	—	936	936
As at December 31, 2017
Current assets	$—	$—	$—	$—	$1,512	$1,512
Non-current assets	5,514	—	—	5,987	16,464	27,965
Current liabilities	—	—	—	—	1,564	1,564
Non-current liabilities	—	1,313	—	—	13,126	14,439
Non-controlling interests—Redeemable Partnership Units held by Brookfield	—	—	—	—	2,012	2,012
Non-controlling interests—in operating subsidiaries	—	—	—	—	5,875	5,875
Preferred unitholders	—	—	—	—	595	595

(1)	Includes net income attributable to non-controlling interest—Exchange LP Units and non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

(2)	Includes investments in all subsidiaries of our partnership under the equity method.

(3)
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

(4)	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.